Property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	$ 18,018,176	$ 17,320,041
Balance as at December 31	18,556,646	18,018,176	$ 17,320,041
Property, plant and equipment	18,556,646	18,018,176	17,320,041
Acquisitions through business combinations, property, plant and equipment		1,132,871	1,132,871
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,378,090	1,353,643
Balance as at December 31	1,553,499	1,378,090	1,353,643
Property, plant and equipment	1,553,499	1,378,090	1,353,643
Acquisitions through business combinations, property, plant and equipment			133,347
Buildings and construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	6,406,651	6,116,970
Balance as at December 31	6,589,434	6,406,651	6,116,970
Property, plant and equipment	6,589,434	6,406,651	6,116,970
Acquisitions through business combinations, property, plant and equipment			500,608
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	7,676,822	7,315,057
Balance as at December 31	7,613,180	7,676,822	7,315,057
Property, plant and equipment	7,613,180	7,676,822	7,315,057
Acquisitions through business combinations, property, plant and equipment			491,101
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	962,609	1,001,747
Balance as at December 31	1,255,570	962,609	1,001,747
Property, plant and equipment	1,255,570	962,609	1,001,747
Acquisitions through business combinations, property, plant and equipment			2,137
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	38,149	44,487
Balance as at December 31	27,465	38,149	44,487
Property, plant and equipment	27,465	38,149	44,487
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	49,808	50,329
Balance as at December 31	53,978	49,808	50,329
Property, plant and equipment	53,978	49,808	50,329
Acquisitions through business combinations, property, plant and equipment			5,679
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	4,350	2,661
Balance as at December 31	3,598	4,350	2,661
Property, plant and equipment	3,598	4,350	2,661
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,501,697	1,435,147
Balance as at December 31	1,459,922	1,501,697	1,435,147
Property, plant and equipment	1,459,922	1,501,697	1,435,147
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	32,116,568	30,322,512	27,218,077
Additions	2,069,327	1,982,583	3,513,378
Disposals	(332,263)	(195,392)	(286,965)
Currency translation	(192,487)	6,865	(121,978)
Balance as at December 31	33,661,145	32,116,568	30,322,512
Property, plant and equipment	33,661,145	32,116,568	30,322,512
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,378,090	1,353,643	1,210,052
Additions	209,752	24,400	156,000
Disposals	(30,677)		(8,851)
Currency translation	(3,666)	47	(3,558)
Balance as at December 31	1,553,499	1,378,090	1,353,643
Property, plant and equipment	1,553,499	1,378,090	1,353,643
Gross carrying amount [member] | Buildings and construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	11,943,476	11,440,284	10,603,293
Additions	472,095	513,033	896,020
Disposals	(7,478)	(11,546)	(3,200)
Currency translation	(67,688)	1,705	(55,829)
Balance as at December 31	12,340,405	11,943,476	11,440,284
Property, plant and equipment	12,340,405	11,943,476	11,440,284
Gross carrying amount [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	15,182,044	14,021,881	12,035,769
Additions	891,008	1,255,026	2,158,477
Disposals	(92,623)	(96,727)	(106,310)
Currency translation	(113,477)	1,864	(66,055)
Balance as at December 31	15,866,952	15,182,044	14,021,881
Property, plant and equipment	15,866,952	15,182,044	14,021,881
Gross carrying amount [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,792,273	1,773,153	1,611,153
Additions	474,960	101,645	269,462
Disposals	(154,116)	(82,543)	(105,982)
Currency translation	(1,118)	18	(1,480)
Balance as at December 31	2,111,999	1,792,273	1,773,153
Property, plant and equipment	2,111,999	1,792,273	1,773,153
Gross carrying amount [member] | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	136,183	125,991	118,759
Additions	3,828	10,441	13,210
Disposals	(3,257)	(318)	(3,173)
Currency translation	(2,273)	69	(2,805)
Balance as at December 31	134,481	136,183	125,991
Property, plant and equipment	134,481	136,183	125,991
Gross carrying amount [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	178,455	169,752	174,183
Additions	17,684	12,985	19,515
Disposals	(5,295)	(4,258)	(23,505)
Currency translation	(555)	(24)	(441)
Balance as at December 31	190,289	178,455	169,752
Property, plant and equipment	190,289	178,455	169,752
Gross carrying amount [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	4,350	2,661	5,186
Additions	0	1,689	0
Disposals	(752)	0	(2,525)
Currency translation	0	0	0
Balance as at December 31	3,598	4,350	2,661
Property, plant and equipment	3,598	4,350	2,661
Gross carrying amount [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,501,697	1,435,147	1,459,682
Additions	0	63,364	694
Disposals	(38,065)		(33,419)
Currency translation	(3,710)	3,186	8,190
Balance as at December 31	1,459,922	1,501,697	1,435,147
Property, plant and equipment	1,459,922	1,501,697	1,435,147
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(14,098,392)	(13,002,471)	(12,136,972)
Disposals	181,544	139,692	176,150
Currency translation	77,740	(8,696)	34,139
Depreciation for the year	(1,265,391)	(1,226,917)	(1,075,788)
Balance as at December 31	(15,104,499)	(14,098,392)	(13,002,471)
Property, plant and equipment	(15,104,499)	(14,098,392)	(13,002,471)
Accumulated depreciation and amortisation [member] | Buildings and construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(5,536,825)	(5,323,314)	(5,131,723)
Disposals	2,199	9,315	2,074
Currency translation	14,105	(1,261)	8,848
Depreciation for the year	(230,450)	(221,565)	(202,513)
Balance as at December 31	(5,750,971)	(5,536,825)	(5,323,314)
Property, plant and equipment	(5,750,971)	(5,536,825)	(5,323,314)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(7,505,222)	(6,706,824)	(6,064,744)
Disposals	65,136	66,578	69,960
Currency translation	60,761	(7,046)	23,421
Depreciation for the year	(874,447)	(857,930)	(735,461)
Balance as at December 31	(8,253,772)	(7,505,222)	(6,706,824)
Property, plant and equipment	(8,253,772)	(7,505,222)	(6,706,824)
Accumulated depreciation and amortisation [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(829,664)	(771,406)	(741,253)
Disposals	106,955	60,276	80,177
Currency translation	988	(95)	743
Depreciation for the year	(134,708)	(118,439)	(111,073)
Balance as at December 31	(856,429)	(829,664)	(771,406)
Property, plant and equipment	(856,429)	(829,664)	(771,406)
Accumulated depreciation and amortisation [member] | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(98,034)	(81,504)	(70,293)
Disposals	3,145	305	3,160
Currency translation	1,508	(237)	698
Depreciation for the year	(13,635)	(16,598)	(15,069)
Balance as at December 31	(107,016)	(98,034)	(81,504)
Property, plant and equipment	(107,016)	(98,034)	(81,504)
Accumulated depreciation and amortisation [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(128,647)	(119,423)	(128,959)
Disposals	4,109	3,218	20,779
Currency translation	378	(57)	429
Depreciation for the year	(12,151)	(12,385)	(11,672)
Balance as at December 31	(136,311)	(128,647)	(119,423)
Property, plant and equipment	$ (136,311)	$ (128,647)	$ (119,423)